Fair Value Measurements (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value of warrant liabilities	$ 460	$ 61,383	$ 169,836	$ 67,155